Debt - Debt Outstanding (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Senior secured debt	$ 34,659	$ 32,804	$ 53,638
Issuance costs	(116)	(125)	(214)
Other note payable	3,366	3,205	5,340
Total debt	38,025	36,009	58,978
WCAS Capital Partners IV, L.P.
Debt Instrument [Line Items]
Other note payable		2,500	5,000
Senior secured debt
Debt Instrument [Line Items]
Senior secured debt	25,000	25,000	50,000
Payment-in-kind (PIK) interest
Debt Instrument [Line Items]
Senior secured debt	9,775	7,929	3,852
Other note payable	$ 866	$ 705	$ 340